10. THIRD PARTY BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Summary of short-term borrowings
	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2013	2012	Maturities	2013	2012
				(unaudited)

Short-term bank loans	6.24%	7.03%	July 2013 to January 2014	$116,529	$102,458